NOTE 18. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other financing receivables, net, related party	$ 0	$ 782
Yuanshi County Natural Gas Sales Company
Other financing receivables, net, related party	$ 0	$ 782